ACCOUNTS AND NOTES RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTS AND NOTES RECEIVABLE, NET
Schedule of accounts and notes receivable and the allowance for doubtful debt

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	1,845,205	2,488,988
Notes receivable	280	800
Allowance for doubtful debt	(189,501)	(267,682)
	1,655,984	2,222,106

Schedule of analysis of the allowance for doubtful debt

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	134,569	188,356	189,501
Additional provision charged to expense	54,512	106,283	97,542
Write-off of accounts receivable	(725)	(105,138)	(19,361)
Balance at the end of the year	188,356	189,501	267,682